TRADE AND OTHER RECEIVABLES (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF TRADE AND OTHER RECEIVABLES

A summary of the Company’s trade and other receivables is as follows:

	June 30, 2026	December 31, 2025
	$	$
Trade receivables	44,440	20,371
COMIBOL contract prepayment	1,708	1,995
COMIBOL initial investment period CAPEX receivable (note 5(a))	2,173	2,540
Uncertain income tax position receivable (note 18(c))	8,014	9,356
VAT receivable	41,852	51,817
Other receivables	2,076	2,320
Balance, current portion	100,263	88,399
COMIBOL initial investment period CAPEX receivable (note 5(a))	12,611	13,653
VAT receivable	32,067	20,127
Other receivables	2,469	2,469
Balance, non-current portion	47,147	36,249
	147,410	124,648